Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts		£ 634,480	£ 593,589
Amounts offset	[1]	(308,567)	(254,459)
Net amounts reported on the balance sheet		325,913	339,130
Financial instruments		(175,998)	(172,001)
Financial collateral	[2]	(137,175)	(155,099)
Net amount		12,740	12,030
Amounts not subject to enforceable netting arrangements	[3]	3,589	4,757
Balance sheet total	[4]	329,502	343,887
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(661,350)	(609,519)
Amounts offset	[1]	307,201	254,001
Net amounts reported on the balance sheet		(354,149)	(355,518)
Financial instruments		175,998	172,001
Financial collateral	[2]	168,690	173,124
Net amount		(9,461)	(10,393)
Amounts not subject to enforceable netting arrangements	[3]	(18,119)	(21,187)
Balance sheet total	[4]	(372,268)	(376,705)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(255,269)	(233,543)
Amounts offset	[1]	31,180	18,229
Net amounts reported on the balance sheet		(224,089)	(215,314)
Financial instruments		175,998	172,001
Financial collateral	[2]	38,632	32,959
Net amount		(9,459)	(10,354)
Amounts not subject to enforceable netting arrangements	[3]	(5,115)	(4,329)
Balance sheet total	[4]	(229,204)	(219,643)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	[5]	(406,081)	(375,976)
Amounts offset	[1],[5]	276,021	235,772
Net amounts reported on the balance sheet	[5]	(130,060)	(140,204)
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	130,058	140,165
Net amount	[5]	(2)	(39)
Amounts not subject to enforceable netting arrangements	[3],[5]	(13,004)	(16,858)
Balance sheet total	[4],[5]	(143,064)	(157,062)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts		260,206	239,180
Amounts offset	[1]	(32,546)	(18,687)
Net amounts reported on the balance sheet		227,660	220,493
Financial instruments		(175,998)	(172,001)
Financial collateral	[2]	(38,922)	(36,904)
Net amount		12,740	11,588
Amounts not subject to enforceable netting arrangements	[3]	1,576	2,045
Balance sheet total	[4]	229,236	222,538
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	[5]	374,274	354,409
Amounts offset	[1],[5]	(276,021)	(235,772)
Net amounts reported on the balance sheet	[5]	98,253	118,637
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	(98,253)	(118,195)
Net amount	[5]	0	442
Amounts not subject to enforceable netting arrangements	[3],[5]	2,013	2,712
Balance sheet total	[4],[5]	£ 100,266	£ 121,349

[1]

Amounts offset for Derivative financial assets additionally includes cash collateral netted of £4,099m ( 2018 : £2,187m). Amounts offset for Derivative financial liabilities additionally include s cash collateral netted of £5,465m ( 2018 : £2,645m). Settlements assets and liabilities have been offset amounting to £1 4,079 m ( 2018 : £23,095m).

[2]

Financial collateral of £ 38,922 m ( 2018 : £ 36,904 m) was received in respect of derivative assets, including £33, 411 m ( 2018 : £31,402m) of cash collateral and £ 5,511 m ( 2018 : £5,502m) of non-cash collateral. Financial collateral of £ 38,632 m ( 2018 : £ 32,959 m) was placed in respect of derivative liabilities, including £3 5,712 m ( 2018 : £29,842m) of cash collateral and £2, 920 m ( 2018 : £3,117m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include overcollateralisation

[3]	This column includes contractual rights of set-off that are subject to uncertaint y under the laws of the relevant jurisdiction
[4]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[5]

Reverse rep urchase agreements and other similar secured lending of £100, 266 m ( 2018 : £121,349m) is split by fair value £96,8 8 7m ( 2018 : £119,041m) and amortised cost £3,379m ( 2018 : £2,308m). Repurchase agreements and other similar secured borrowing of £143,064 m ( 2018 : £157,062m) is split by fair value £128,547m ( 2018 : £138,484m) and amortised cost £14,517m ( 2018 : £18,578m).